LOSS CONTINGENCIES IMPAIRMENTS SETTLEMENTS AND OTHER	9 Months Ended
Sep. 30, 2013
Legal Settlements Impairment Restructuring And Acquisition Costs [Abstract]
Legal Settlements, Impairment, Restructuring and Acquisition Costs
NOTE 11 – Legal settlements, impairments, restructuring and others:

Legal settlements, impairments, restructuring and others consisted of the following:

	Three months ended		Nine months ended
	September 30,		September 30,
	2013	2012	2013	2012
	U.S. $ in millions
Legal settlements and reserves	$47	$689	$1,509	$707
Impairments of long-lived assets	131	481	195	576
Restructuring	33	20	97	81
Other expenses	2	(59)	36	(29)

Total	$213	$1,131	$1,837	$1,335

For the nine months ended September 30, 2013, Teva recorded an additional provision of $930 million relating to the settlement of the pantoprazole patent litigation. See “Intellectual Property Matters” in note 12. Teva further recorded a provision of $495 million for loss contingencies relating to the modafinil antitrust litigation. See “Competition Matters” in note 12.

Impairments of long-lived assets for the nine months ended September 30, 2013 amounted to $195 million, comprising impairments of:

  Identifiable intangible assets of $159 million, including:

a.       In-process R&D impairment of $99 million of armodafinil (Nuvigil®) for the treatment of bi-polar disorder following the results of the third pivotal clinical trial; and

b.       Impairment of existing product rights of $60 million, including a $23 million impairment of product rights for Cenestin® synthetic conjugated estrogens tablets related to API constraints,

which may lead to the discontinuance of the product.

2. Non-current investments of $26 million.

3. Other write downs of property, plant and equipment of $10 million.